Investment in Equity-accounted Investees	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Investment in Equity-accounted Investees
Note 8 – Investment in Equity-accounted Investees

A.	Condensed information regarding significant equity-accounted investees

1.	Condensed financial information with respect to the statement of financial position

	CPV Renewable **	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers	CPV Basin Ranch

	As at December 31, 2025
	$ Thousands
Principal place of business	US	US	US	US	US	US	US	US
Proportion of ownership interest	67%	25%	75%	89%	26%	50%	10%	70%

Current assets	207,389	36,134	25,023	18,248	78,410	104,619	53,838	84,898
Non-current assets	1,274,538	843,803	629,144	804,135	813,510	777,579	1,222,472	446,943
Current liabilities	(293,328)	(39,237)	(59,898)	(64,358)	(103,182)	(356,108)	(69,095)	(38,657)
Non-current liabilities	(488,332)	(683,318)	(235,491)	(482,877)	(218,765)	(88,876)	(603,730)	(243,401)
Total net assets	700,267	157,382	358,778	275,148	569,973	437,214	603,485	249,783

Group's share of net assets	466,868	39,345	269,085	244,276	148,193	218,607	61,289	174,848
Adjustments:
Excess cost	117,216	74,899	(4,193)	(121,431)	26,085	(93,597)	8,321	(21,866)

Book value of investment	584,084	114,244	264,892	122,845	174,278	125,010	69,610	152,982

Investments in equity-accounted investees	584,084	114,244	264,892	122,845	174,278	125,010	69,610	152,982

	CPV Renewable **	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers

	As at December 31, 2024
	$ Thousands
Principal place of business	US	US	US	US	US	US	US
Proportion of ownership interest	67%	25%	75%	68%	26%	50%	10%

Current assets	245,833	30,230	44,165	35,088	80,531	40,886	48,565
Non-current assets	1,069,378	868,860	645,692	905,818	816,325	663,285	1,304,935
Current liabilities	(135,901)	(16,081)	(52,720)	(495,123)	(72,216)	(54,116)	(93,004)
Non-current liabilities	(382,588)	(526,244)	(291,268)	(219,889)	(231,226)	(416,031)	(646,397)
Total net assets	796,722	356,765	345,869	225,894	593,414	234,024	614,099

Group's share of net assets	531,175	89,191	259,402	155,370	154,288	117,012	62,351
Adjustments:
Excess cost	63,488	77,478	(4,390)	(103,388)	27,258	(503)	8,344

Book value of investment	594,663	166,669	255,012	51,982	181,546	116,509	70,695

Investments in equity-accounted investees	594,663	166,669	255,012	51,982	181,546	116,509	70,695

* Following the disposal of ZIM, ZIM will no longer be an associate to the Group.

**  Refer to Note 10 for deconsolidation of CPV Renewable

As of December 31, 2025 and December 31, 2024, the Group also has interests in a number of individually immaterial associates.

2.	Condensed financial information with respect to results of operations

	CPV Renewable**	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers	CPV Basin Ranch

	For the year ended December 31, 2024
	$ Thousands

Revenue	69,101	371,132	330,334	222,204	413,647	328,825	505,473	-

(Loss)/Income*	(7,926)	133,313	89,485	(2,346)	82,512	44,259	81,253	(1,236)

Other comprehensive income *	(6,284)	(33,917)	(24,225)	(24,347)	(15,953)	(33,905)	(31,165)	-

Total comprehensive income	(14,210)	99,396	65,260	(26,693)	66,559	10,354	50,088	(1,236)

Kenon’s share of comprehensive income	(9,474)	24,849	48,945	(21,705)	17,305	5,177	5,009	(865)

Adjustments	(1,103)	(2,579)	197	7,087	(1,172)	3,354	(24)	-

Kenon’s share of comprehensive income presented in the books	(10,577)	22,270	49,142	(14,618)	16,133	8,531	4,985	(865)

	CPV Renewable**	CPV Fairview	CPV Maryland	CPV Shore	CPV Towantic	CPV Valley	CPV Three Rivers

	For the year ended December 31, 2024
	$ Thousands

Revenue	10,933	299,331	238,807	167,064	418,684	262,076	333,319

Income/(loss)*	(1,201)	102,619	11,480	(60,513)	119,665	14,599	9,356

Other comprehensive income *	1,658	6,168	20,157	6,996	(9,242)	(25,215)	(9,548)

Total comprehensive income	457	108,787	31,637	(53,517)	110,423	(10,616)	(192)

Kenon’s share of comprehensive income	304	27,197	14,598	(20,546)	28,710	(5,308)	(19)

Adjustments	(557)	(1,541)	600	4,229	696	(2)	(24)

Kenon’s share of comprehensive income presented in the books	(253)	25,656	15,198	(16,317)	29,406	(5,151)	(43)

	CPV	CPV	CPV	CPV	CPV	CPV
	Fairview	Maryland	Shore	Towantic	Valley	Three Rivers
	For the year ended December 31, 2023
	$ Thousands

Revenue	273,763	238,800	134,805	395,779	239,165	145,380

Loss/income*	106,110	23,956	(74,767)	163,651	32,527	603

Other comprehensive income *	(17,066)	(25,678)	(18,728)	(31,270)	22,637	(12,310)

Total comprehensive income	89,044	(1,722)	(93,495)	132,381	55,164	(11,707)

Kenon’s share of comprehensive income	22,261	(431)	(35,089)	34,419	27,582	(1,171)

Adjustments	(1,928)	453	3,777	(54)	301	(11)

Kenon’s share of comprehensive income presented in the books	20,333	22	(31,312)	34,365	27,883	(1,182)

  *          Excludes portion attributable to non-controlling interest.

  **          Refer to Note 10 for deconsolidation of CPV Renewable

B.	Condensed OPC’s material equity-accounted investees

		Ownership interest as at December 31

	Main location of company's activities	2025	2024
CPV Valley Holdings, LLC	New York	50%	50%
CPV, Three Rivers, LLC	Illinois	10%	10%
CPV Fairview, LLC	Pennsylvania	25%	25%
CPV Maryland, LLC	Maryland	75%	75%
CPV Shore Holdings, LLC	New Jersey	89%	68%
CPV Towantic, LLC	Connecticut	26%	26%
CPV Basin Ranch Holdings, LLC	Texas	70%	70%

1.	CPV Valley Holdings, LLC (“CPV Valley”)

During 2023, CPV Valley’s financing agreement was amended and extended to May 31, 2026. On the signing date of the new financing agreement, CPV Valley repaid $55 million of the financing arrangement, of which shareholders’ loans of $17 million were extended to CPV Valley from OPC. Subsequently, the total loan amount under the new financing agreement is $415 million.

2.	Acquisition of additional interests in CPV Maryland and CPV Shore

On October 11, 2024, the acquisition of an additional 25% interest in the Maryland Power Plant was completed in accordance with the Acquisition Agreement (further to fulfillment of the conditions precedent and the payment of the consideration by CPV Group).

In addition, on December 12, 2024, the acquisition of an additional 31% interest in the Shore Power Plant and 25% in the Maryland Power Plant was completed for $188 million. Following the completion of the transactions, CPV Group has stakes of approximately 68% and 75% in associates CPV Shore and CPV Maryland, respectively.

Given the ownership interest held by the remaining interest holders in the associates, OPC continues to account for the investments in CPV Shore and CPV Maryland using the equity method.

The allocation of the purchase price to CPV Group’s share of the fair value of the identifiable assets and liabilities was carried out by an external independent appraiser, as detailed below:

$ Million
Property, plant and equipment	429
Loans	(292)
Other identifiable assets and liabilities	45
182

The fair value of property, plant and equipment was estimated in accordance with the DCF method by discounting the future cash flows of each project by the weighted average cost of capital post-tax. The DCF was performed for periods representing the estimated economic life of the power plants and was revised at the end of the forecast period, based on forecast market prices (specifically electricity margins and capacity) received from external, independent information sources, long-term inflation rate, based on relevant curves and the weighted average cost of capital. Refer to Note 29 for subsequent events.